Retirement benefits - Impact of change in assumptions (Details) $ in Millions	Dec. 31, 2022 USD ($)
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (72)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 72
Actuarial assumption of discount rates, percentage change	0.0050
Actuarial assumption of expected rates of salary increases
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 19
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (19)
Actuarial assumption of discount rates, percentage change	0.0050